Investments in AFS Debt Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments in AFS Debt Securities	Investments in AFS Debt Securities
In the third quarter of 2021, we began investing in debt securities. The following table presents our investments in AFS debt securities as of December 31, 2021. We did not have any investments in debt securities as of December 31, 2020.

	December 31, 2021
	Amortized Cost(1)	Accrued Interest	Gross Unrealized Gains	Gross Unrealized Losses(2)	Fair Value
Investments in AFS debt securities(3):
U.S. Treasury securities	$103,014	$73	$—	$(584)	$102,503
Multinational securities(4)	19,911	109	—	(154)	19,866
Corporate bonds	39,894	235	—	(480)	39,649
Agency TBA	7,457	13	4	(8)	7,466
Agency mortgage-backed securities	4,153	14	—	(31)	4,136
Other asset-backed securities	9,610	5	—	(91)	9,524
Commercial paper	9,939	—	—	—	9,939
Other(5)	1,818	13	—	(7)	1,824
Total investments in AFS debt securities	$195,796	$462	$4	$(1,355)	$194,907
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(1)Amortized cost basis reflects the amortization of premium of $384 during the year ended December 31, 2021.
(2)As of December 31, 2021, we determined that our unrealized loss positions related to credit losses were immaterial. Additionally, we do not intend to sell the securities in loss positions nor is it more likely than not that we will be required to sell the securities prior to recovery of the amortized cost basis. See Note 1 for additional information. Additionally, no such investments have been in a continuous unrealized loss position for more than 12 months, as we made the investments during the third quarter of 2021.
(3)Investments in AFS debt securities are recorded at fair value.
(4)As of December 31, 2021, includes sovereign foreign and supranational bonds.
(5)As of December 31, 2021, includes state and city municipal bond securities.
The following table presents the amortized cost and fair value of our investments in AFS debt securities as of December 31, 2021 by contractual maturity.

	Due Within One Year	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Total
December 31, 2021
Investments in AFS debt securities—Amortized cost:
U.S. Treasury securities	$—	$103,014	$—	$—	$103,014
Multinational securities	—	19,911	—	—	19,911
Corporate bonds	—	39,894	—	—	39,894
Agency TBA	—	—	—	7,457	7,457
Agency mortgage-backed securities	—	—	—	4,153	4,153
Other asset-backed securities	—	7,600	2,010	—	9,610
Commercial paper	9,939	—	—	—	9,939
Other	600	1,218	—	—	1,818
Total investments in AFS debt securities	$10,539	$171,637	$2,010	$11,610	$195,796

Investments in AFS debt securities—Fair value(1):
U.S. Treasury securities	$—	$102,430	$—	$—	$102,430
Multinational securities	—	19,757	—	—	19,757
Corporate bonds	—	39,414	—	—	39,414
Agency TBA	—	—	—	7,453	7,453
Agency mortgage-backed securities	—	—	—	4,122	4,122
Other asset-backed securities	—	7,527	1,992	—	9,519
Commercial paper	9,939	—	—	—	9,939
Other	599	1,212	—	—	1,811
Total investments in AFS debt securities	$10,538	$170,340	$1,992	$11,575	$194,445
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(1)Presentation of fair values of our investments in AFS debt securities by contractual maturity excludes total accrued interest of $462 as of December 31, 2021.
The following table presents the proceeds and gross realized gains and losses from sales and maturities of our investments in debt securities during the year ended December 31, 2021. Realized gains and losses are presented within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). There were no transfers between classifications of our investments in AFS debt securities during the year presented.

Year Ended December 31, 2021
Investments in AFS debt securities
Gross realized gains included in earnings	$44
Gross realized losses included in earnings	(152)
Net realized losses	$(108)
Gross proceeds from sales and maturities(1)	$57,541
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(1)Proceeds from maturities of investments in AFS debt securities during the year ended December 31, 2021 were $4,799.
See Note 12 for unrealized gains and losses on our investments in AFS debt securities and amounts reclassified out of AOCI.